OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours per response:20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05898
Invesco Prime Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 3/31/11

Item 1. Reports to Stockholders.

Invesco Prime Income Trust
Semiannual Report to Shareholders ▪ March 31, 2011
Nasdaq: XPITX

2	Trust Performance

3	Letters to Shareholders

4	Schedule of Investments

18	Financial Statements

21	Notes to Financial Statements

29	Financial Highlights
For the most current month-end Trust performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Trust prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Trust Performance
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC), front-end sales charges or early withdrawal charges, which would have reduced performance.

Trust Shares	7.27%

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

Trust Shares

Inception (11/30/89)		5.42%

10	Years	3.73

5	Years	2.83

1	Year	6.41

Effective June 1, 2010, Morgan Stanley Prime Income Trust was renamed Invesco Prime Income Trust. Returns shown above are blended returns for the Morgan Stanley Prime Income Trust and Invesco Prime Income Trust.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge, if applicable, unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Trust operating expense ratio set forth in the most recent Trust prospectus as of the date of this report was 1.54%.1 The total annual Fund operating expense ratio set forth in the most recent Trust prospectus as of the date of this report was 1.55%. The expense ratio presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Trust share performance reflects an early withdrawal charge of 3% beginning at the time of purchase and declining to 0% in the fifth year. Shares of the Trust are continuously offered.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2 Invesco Prime Income Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
3 Invesco Prime Income Trust

Schedule of Investments

March 31, 2011
(Unaudited)

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Variable Rate** Senior Loan Interests–113.7%
Aerospace & Defense–4.3%
Apptis (DE) Inc. Term Loan	4.500%	12/20/12	$1,212	$1,211,522

Arinc, Inc. Second Lien Term Loan	6.220%	10/25/15	1,064	1,035,009

Avio Spa Term Loan B (Italy)	2.121%	12/13/14	477	465,202

Avio Spa Term Loan C (Italy)	2.996%	12/13/15	508	498,464

Booz Allen Hamilton Inc. Term Loan B	4.000%	08/03/17	3,558	3,594,107

Dyncorp International LLC Term Loan B	6.250%	07/05/16	1,293	1,302,197

IAP Worldwide Services, Inc. PIK First Lien Term Loan(a)	8.250%	12/30/12	1,452	1,451,343

Primus International, Inc. New Term Loan	5.500%	06/06/14	2,256	2,260,007

Sequa Corp. Term Loan	3.560%	12/03/14	2,919	2,876,158

SI Organization, Inc. New Term Loan B	4.500%	11/22/16	711	715,269

TASC, Inc. Term Loan A	5.500%	12/18/14	235	235,734

TASC, Inc. Term Loan B	5.750%	12/18/15	538	539,940

Transdigm, Inc. New Term Loan B	4.000%	02/14/17	1,832	1,846,077

Triumph Group, Inc. Term Loan B	4.500%	06/16/16	1,724	1,731,779

Vangent, Inc. Term Loan B	2.320%	02/14/13	2,123	2,091,047

Wesco Aircraft Hardware Corp. Second Lien Term Loan	6.000%	03/28/14	860	861,204

Wesco Aircraft Hardware Corp. Tranche B Term Loan	2.500%	09/30/13	1,727	1,727,165

Wyle Services Corp. Incremental Term Loan	7.750%	03/25/16	1,322	1,330,486

				25,772,710

Air Transport–0.9%
Delta Airlines, Inc. Revolver	7.375%	03/28/13	2,000	1,940,010

Delta Airlines, Inc. Term Loan B	4.250%	03/07/16	2,331	2,317,254

US Airways Group Inc. Term Loan	2.753%	03/21/14	986	907,429

				5,164,693

Automotive–4.8%
Armored AutoGroup, Inc. Term Loan B	6.000%	11/04/16	1,106	1,110,323

Federal-Mogul Corp. Term Loan B	2.200%	12/29/14	8,921	8,720,146

Federal-Mogul Corp. Term Loan C	2.190%	12/28/15	96	94,080

Ford Motor Co. Term Loan B1	3.010%	12/16/13	7,970	7,977,210

Key Safety Systems, Inc. First Lien Term Loan	2.550%	03/08/14	412	388,308

Metokote Corp. Term Loan Refinance	9.000%	11/27/11	4,210	4,207,004

Pinafore, LLC New Term Loan B	4.250%	09/29/16	3,191	3,209,211

Veyance Technologies, Inc. Delayed Draw Term Loan	2.750%	07/31/14	387	359,670

Veyance Technologies, Inc. Initial Term Loan	2.750%	07/31/14	2,702	2,511,185

				28,577,137

Beverage & Tobacco–0.8%
DS Waters Enterprises, L.P. Term Loan B	2.561%	10/27/12	2,685	2,618,252

DSW Holdings, Inc. Term Loan	4.311%	03/02/12	2,000	1,910,000

				4,528,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Building & Development–3.6%
Axia Acquisition Corp. Second Lien Term Loan A(a)	11.000%	03/11/16	$186	$163,067

Axia Acquisition Corp. Second Lien Term Loan B	5.000%	03/12/16	349	287,814

Beacon Sales Acquisition, Inc. Term Loan B	2.290%	09/30/13	2,303	2,258,112

Building Materials Holding Corp. Second Lien Term Loan(a)	8.000%	01/05/15	642	564,831

Capital Automotive L.P. New Term Loan B	5.000%	03/10/17	4,288	4,256,093

Contech Construction Products, Inc. Term Loan	5.250%	01/31/13	203	178,570

CPG International Inc. New Term Loan B	6.000%	02/18/17	740	741,711

Custom Building Products, Inc. Term Loan B	5.750%	03/19/15	1,619	1,637,163

Ginn LA CS Borrower, LLC First Lien Term Loan(b)	6.196%	06/08/11	3,032	247,585

Ginn LA CS Borrower, LLC First Lien Tranche A Credit Linked(b)	7.750%	06/08/11	1,414	115,498

Ginn LA CS Borrower, LLC Second Lien Term Loan(b)	10.196%	06/08/12	2,000	10,000

London Arena And Waterfront Finance, LLC Term Loan A (United Kingdom)	2.786%	03/08/12	1,672	1,672,917

NLV Holdings, LLC First Lien Term Loan(a)(b)(c)	5.750%	03/31/11	1,053	234,221

Realogy Corp. Extended Letter of Credit	4.460%	10/10/16	257	242,312

Realogy Corp. Extended Term Loan	4.562%	10/10/16	6,175	5,818,237

Realogy Corp. Letter of Credit	3.263%	10/10/13	488	468,406

Re/Max International, Inc. New Term Loan	5.500%	04/15/16	365	365,522

Rhodes Homes New Term Loan(a)	5.303%	03/31/16	553	442,571

South Edge, LLC Term Loan A(b)(d)	5.250%	10/31/08	1,272	1,032,869

Tamarack Resorts LLC Tranche A Credit Lined Note(b)	8.051%	05/19/11	1,200	4,128

Tamarack Resorts LLC Tranche B Term Loan(b)	7.500%	05/19/11	1,773	6,099

WCI Communities, Inc. PIK Term Loan(a)	10.973%	09/02/16	718	700,097

				21,447,823

Business Equipment & Services–10.5%
Affinion Group, Inc. Term Loan B	5.000%	10/10/16	7,337	7,342,064

Asurion Corp. First Lien Term Loan	3.270%	07/03/14	1,591	1,583,086

Asurion Corp. Second Lien Term Loan	6.758%	07/03/15	484	479,874

Asurion Corp. Tranche B2 Incremental Term Loan	6.750%	03/31/15	6,473	6,562,287

Bright Horizons Family Solutions, Inc. Term Loan B	7.500%	05/28/15	2,668	2,680,745

Brock Holdings III, Inc. New Term Loan B	6.000%	03/16/17	1,287	1,291,407

CCC Information Services, Inc. New Term Loan B	5.500%	11/11/15	321	322,892

Contec, LLC Tranche B Term Loan	7.750%	07/28/14	2,900	2,656,860

Crawford and Co. Term Loan B	5.000%	10/30/13	3,934	3,917,804

Dealer Computer Services, Inc. Term Loan B	5.250%	04/21/17	2,646	2,648,839

First Data Corp. Delayed Draw Term Loan	3.002%	09/24/14	1,051	983,573

First Data Corp. Term Loan B1	3.002%	09/24/14	9,645	9,269,252

First Data Corp. Term Loan B2	3.002%	09/24/14	5,525	5,284,917

First Data Corp. Term Loan B3	3.002%	09/24/14	659	632,238

Interactive Data Corp. New Term Loan B	4.750%	02/12/18	1,260	1,264,274

Kronos, Inc. Second Lien Term Loan	6.057%	06/11/15	852	849,213

Mitchell International, Inc. First Lien Term Loan	2.313%	03/28/14	320	308,501

NCO Financial Systems, Inc. Term Loan B	8.000%	05/15/13	2,709	2,656,738

SMG Holdings, Inc. Term Loan B	3.330%	07/27/14	962	925,471

Sorenson Communications, Inc. Tranche C Term Loan	6.000%	08/16/13	861	823,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Business Equipment & Services–(continued)

SunGard Data Systems, Inc. Add on Term Loan	3.760%	02/28/14	$2,310	$2,321,080

SunGard Data Systems, Inc. Tranche B	3.930%	02/26/16	4,941	4,958,151

Verint Systems Inc. Term Loan B	5.250%	05/25/14	3,056	3,067,692

Vertafore, Inc. Term Loan	5.250%	07/29/16	196	196,656

				63,027,117

Cable & Satellite Television–5.0%
Atlantic Broadband Finance, LLC New Term Loan B	4.000%	03/08/16	767	770,007

Bresnan Broadband Holdings, LLC Term Loan B	4.500%	12/14/17	1,294	1,303,406

Cequel Communications, LLC New Term Loan	2.260%	11/05/13	597	593,965

Charter Communications Operating, LLC Extended Term Loan	3.560%	09/06/16	8,814	8,833,875

Charter Communications Operating, LLC New Term Loan	7.250%	03/06/14	791	804,632

Charter Communications Operating, LLC Third Lien Term Loan	2.746%	09/06/14	3,125	3,071,609

Intelsat Jackson Holdings S.A. Tranche B Term Loan	5.250%	04/02/18	5,214	5,257,900

Knology Inc. New Term Loan B	4.000%	08/18/17	3,289	3,292,540

Mediacom Broadband LLC Tranche F Term Loan	4.500%	10/23/17	810	806,393

Mediacom Illinois, LLC Tranche E Term Loan	4.500%	10/23/17	1,995	1,962,556

Midcontinent Communications New Term Loan B	4.000%	12/30/16	1,796	1,811,738

NDS Finance Ltd. New Term Loan B	4.000%	03/12/18	1,152	1,151,413

UPC Broadband Holding, B.V. Term Loan T (Netherlands)	3.761%	12/30/16	243	243,351

				29,903,385

Chemicals & Plastics–4.5%
Brenntag Holding GmbH & Co. Second Lien Term Loan (Germany)	6.453%	07/17/15	500	506,878

Brenntag Holding GmbH & Co. Acquisition Term Loan (Germany)	3.760%	01/20/14	878	882,495

Brenntag Holding GmbH & Co. Term Loan B2 (Germany)	3.770%	01/20/14	446	448,528

Cristal Inorganic Chemicals US, Inc. First Lien Term Loan	2.557%	05/15/14	2,086	2,077,503

Hexion Specialty Chemicals Inc. Extended Term Loan C1	4.063%	05/05/15	3,369	3,342,513

Hexion Specialty Chemicals Inc. Extended Term Loan C2	4.063%	05/05/15	1,482	1,470,911

Hexion Specialty Chemicals Inc. Extended Term Loan C5	4.063%	05/05/15	421	417,088

Houghton International, Inc. New Term Loan B	6.750%	01/29/16	900	908,059

Ineos Holdings Ltd. Term Loan B2 (United Kingdom)	7.501%	12/16/13	2,659	2,751,733

Ineos Holdings Ltd. Term Loan C2 (United Kingdom)	8.001%	12/16/14	2,660	2,765,698

MacDermid, Inc. Term Loan B	2.246%	04/12/14	1,051	1,039,630

Nalco Co. Term Loan B1	4.500%	10/05/17	766	773,834

Nusil Technology, LLC Old Term Loan B	6.250%	02/18/15	1,267	1,268,316

OMNOVA Solutions, Inc. Term Loan B	5.750%	05/31/17	3,179	3,206,496

PQ Corp. Term Loan B	3.538%	07/30/14	1,480	1,446,269

Solutia, Inc. New Term Loan B	3.500%	08/01/17	571	575,462

Univar, Inc. Term Loan B	5.000%	06/30/17	3,286	3,302,312

				27,183,725

Clothing/Textiles–0.9%
Gold Toe Investment Corp. First Lien Term Loan B	8.500%	10/30/13	1,221	1,219,638

Gold Toe Investment Corp. Second Lien Term Loan	11.750%	04/30/14	1,000	985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Clothing/Textiles–(continued)

Levi Strauss & Co. Term Loan	2.498%	03/27/14	$2,000	$1,966,870

Varsity Brands, Inc. Term Loan B	2.770%	02/22/14	1,393	1,302,552

				5,474,060

Conglomerates–0.5%
Goodman Global Holdings, Inc. First Lien Term Loan	5.750%	10/28/16	2,581	2,595,247

Goodman Global Holdings, Inc. Second Lien Term Loan	9.000%	10/30/17	314	323,819

				2,919,066

Containers & Glass Products–5.0%
Anchor Glass Container Corp. First Lien Term Loan	6.000%	03/02/16	2,512	2,540,331

Anchor Glass Container Corp. Second Lien Term Loan	10.000%	09/02/16	1,100	1,126,587

Berlin Packaging LLC Term Loan	3.290%	08/17/14	1,935	1,892,681

Berry Plastics Corp. Term Loan C	2.314%	04/03/15	1,899	1,825,769

BWAY Corp. Canadian Term Loan C	4.500%	02/23/18	25	25,188

BWAY Corp. New Term Loan B	4.500%	02/23/18	282	283,704

Consolidated Container Co. LLC Term Loan	2.500%	03/28/14	511	496,826

Graham Packaging Co., L.P. Term Loan C	6.750%	04/05/14	3,822	3,855,299

Graham Packaging Co., L.P. Term Loan D	6.000%	09/23/16	2,595	2,622,451

Kranson Industries, Inc. Term Loan B	2.510%	07/31/13	2,833	2,760,085

Nexpak Corp. DIP Multi-Advance Term Loan(b)(d)	6.500%	03/31/07	394	42,998

Nexpak Corp. DIP Revolver(b)(d)	6.500%	03/31/07	762	83,129

Nexpak Corp. DIP Term Loan(b)(d)	6.500%	03/31/07	820	89,437

Nexpak Corp. Subordinated Term Loan(b)(d)	8.500%	03/31/07	2,579	0

Pertus Sechszehnte GmbH Term Loan B2 (Germany)	2.623%	06/13/15	2,022	1,882,018

Pertus Sechszehnte GmbH Term Loan C2 (Germany)	2.873%	06/13/16	2,022	1,892,130

Reynolds Group Holdings Inc. Tranche E Term Loan	4.250%	02/09/18	5,061	5,091,792

Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	6.750%	07/15/16	3,097	3,110,007

Tegrant Corp. Second Lien Term Loan	5.810%	03/08/15	800	677,332

				30,297,764

Cosmetics/Toiletries–1.7%
Bausch and Lomb, Inc. Delayed Draw Term Loan	3.496%	04/24/15	808	808,388

Bausch and Lomb, Inc. Term Loan	3.540%	04/24/15	3,323	3,325,204

Huish Detergents, Inc. Second Lien Term Loan	4.500%	10/26/14	1,000	974,375

KIK Custom Products, Inc. First Lien Term Loan	2.500%	06/02/14	1,648	1,439,565

KIK Custom Products, Inc. Second Lien Term Loan	5.246%	11/30/14	800	545,200

KIK Custom Products, Inc. Canadian Term Loan	2.500%	06/02/14	282	246,783

Levlad, LLC & Arbonne International, LLC New Term Loan(a)	14.000%	03/05/15	834	768,285

Marietta Intermediate Holding, Corp. Term Loan B(a)	7.998%	02/19/15	1,086	988,363

Prestige Brands, Inc. Term Loan B	4.750%	03/24/16	1,047	1,056,524

				10,152,687

Drugs–1.4%
Grifols Inc. Term Loan B	6.000%	11/23/16	3,483	3,514,198

Nyco Holdings 2 Aps Term Loan B2 (Denmark)	4.244%	12/29/14	750	744,592

Nyco Holdings 2 Aps Term Loan C2 (Denmark)	4.744%	12/29/15	750	748,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Drugs–(continued)

Warner Chilcott Co., LLC New Term Loan B1	4.250%	03/15/18	$1,560	$1,572,910

Warner Chilcott Co., LLC New Term Loan B2	4.250%	03/15/18	780	786,455

WC Luxco S.A. New Term Loan B3	4.250%	03/15/18	1,072	1,081,376

				8,448,280

Ecological Services & Equipment–1.7%
Environmental Systems Products Holdings, Inc. Second Lien Term Loan	13.500%	09/12/14	834	833,710

Sensus Metering Systems, Inc. Term Loan B3	7.000%	06/03/13	2,389	2,406,426

ServiceMaster Co. Delayed Draw Term Loan	2.750%	07/24/14	638	626,915

ServiceMaster Co. Term Loan	2.770%	07/24/14	6,402	6,295,268

				10,162,319

Electronics/Electrical–4.2%
Aeroflex, Inc. Tranche B-1 Term Loan	4.313%	08/15/14	436	436,955

Bentley Systems, Inc. Term Loan B	5.750%	12/29/16	635	634,612

CDW Corp. Extended TL	4.500%	07/14/17	7,858	7,846,195

CommScope, Inc. New Term Loan B	5.000%	01/14/18	1,295	1,307,074

DataTel, Inc. Extended First Lien Term Loan	5.000%	02/20/17	588	590,300

Freescale Semiconductor, Inc. Extended Term Loan B	4.511%	12/01/16	2,835	2,823,443

Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	6.000%	07/28/15	1,027	1,017,603

Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	6.000%	07/28/15	1,968	1,950,405

Matinvest 2 SAS Term Loan B2 (France)	3.464%	06/23/14	701	671,839

Matinvest 2 SAS Term Loan C2 (France)	4.214%	06/22/15	701	675,126

Microsemi Corp. New Term Loan B	4.000%	11/02/17	647	652,266

Open Solutions, Inc. Term Loan B	2.425%	01/23/14	2,542	2,322,014

Proquest CSA, LLC Term Loan	3.800%	02/09/14	479	479,318

Savvis Communications Corp. Term Loan	6.750%	08/04/16	577	581,949

Spectrum Brands, Inc. New Term Loan B	5.010%	06/17/16	3,076	3,106,513

				25,095,612

Farming/Agriculture–0.3%
WM. Bolthouse Farms, Inc. New First Lien Term Loan	5.500%	02/11/16	980	989,647

WM. Bolthouse Farms, Inc. New Second Lien Term Loan	9.500%	08/11/16	1,091	1,106,253

				2,095,900

Financial Intermediaries–3.7%
Fidelity National Information Solutions, Inc. Term Loan B	5.250%	07/18/16	3,405	3,431,672

Fifth Third Processing Solutions, LLC Second Lien Term Loan	8.250%	11/01/17	333	339,359

Fifth Third Processing Solutions, LLC Term Loan B	5.500%	11/03/16	3,963	3,985,001

Nuveen Investments, Inc. First Lien Term Loan	3.308%	11/13/14	2,490	2,396,224

Nuveen Investments, Inc. Extended Term Loan	5.810%	05/12/17	3,409	3,424,828

Oxford Acquisition III Ltd. U.S. Term Loan (United Kingdom)	2.053%	05/12/14	1,963	1,949,449

RJO Holdings Corp. FCM Term Loan	6.260%	12/10/15	76	69,375

RJO Holdings Corp. Term Loan B	6.260%	12/10/15	2,421	1,832,106

Trans Union, LLC New Term Loan B	4.750%	02/12/18	1,442	1,451,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Financial Intermediaries–(continued)

Transfirst Holdings, Inc. Second Lien Term Loan(a)	6.310%	06/15/15	$1,391	$1,321,372

Transfirst Holdings, Inc. Term Loan B	3.060%	06/15/14	2,193	2,145,518

				22,346,012

Food Products–3.1%
Acosta, Inc. Term Loan	4.750%	03/01/18	656	658,185

Advantage Sales & Marketing, Inc. Second Lien Term Loan	9.250%	06/18/18	494	504,946

Advantage Sales & Marketing, Inc. Term Loan B	5.250%	12/18/17	1,473	1,478,594

Coleman Natural Foods, LLC First Lien Term Loan	6.762%	08/22/12	1,461	1,445,563

Del Monte Foods Co. Term Loan	4.500%	03/08/18	4,502	4,514,454

Dole Food Co. Inc. Term Loan B	5.500%	03/02/17	591	594,835

Dole Food Co. Inc. Term Loan C	5.040%	03/02/17	1,467	1,477,421

Farley’s & Sathers Candy Co., Inc. Term Loan B	6.250%	03/30/18	1,317	1,316,931

Michael Foods Group, Inc. Term Loan	4.250%	02/23/18	1,020	1,027,194

Pierre Foods, Inc. First Lien Term Loan	7.000%	09/30/16	3,295	3,315,287

Pierre Foods, Inc. Second Lien Term Loan	11.250%	09/29/17	325	333,471

Pinnacle Foods Holdings Corp. Tranche D Term Loan	6.000%	04/02/14	1,966	1,987,101

				18,653,982

Food Service–1.9%
Burger King Corp. New Term Loan B	4.500%	10/19/16	3,581	3,581,811

Center Cut Hospitality, Inc. Term Loan	9.250%	07/06/14	704	697,906

Darling International Inc. Term Loan	5.140%	12/16/16	314	316,477

Dunkin’ Brands, Inc. New Term Loan B	4.250%	11/23/17	2,086	2,101,873

NPC International, Inc. Term Loan B	2.030%	05/03/13	1,746	1,730,646

OSI Restaurant Partners, LLC Revolver	3.540%	06/14/13	250	243,862

OSI Restaurant Partners, LLC Term Loan B	2.563%	06/14/14	2,581	2,515,980

				11,188,555

Food/Drug Retailers–2.7%
General Nutrition Centers, Inc. New Term Loan B	4.250%	03/02/18	3,533	3,540,024

NBTY, Inc. New Term Loan B	4.250%	10/02/17	2,085	2,091,404

Rite Aid Corp. Term Loan B	2.010%	06/04/14	2,365	2,278,211

Rite Aid Corp. Tranche 5	4.500%	02/28/18	4,625	4,593,881

Roundy’s Supermarkets, Inc. Extended Term Loan	7.000%	11/03/13	3,696	3,713,506

				16,217,026

Forest Products–0.7%
Cenveo Corp. Term Loan B	6.250%	12/21/16	2,393	2,414,126

White Birch Paper Co. DIP Delayed Draw Term Loan (Canada)(e)	6.720%	09/30/11	276	274,256

White Birch Paper Co. DIP Term Loan B (Canada)	12.000%	09/30/11	1,687	1,677,080

				4,365,462

Health Care–6.3%
Biomet Inc. Term Loan B	3.290%	03/25/15	1,753	1,753,301

Carestream Health, Inc. Term Loan B	5.000%	02/25/17	4,770	4,688,718

Community Health Systems, Inc. Extended Term Loan B	3.811%	01/25/17	2,484	2,483,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Health Care–(continued)

Community Health Systems, Inc. Non Extended Term Loan	2.561%	07/25/14	$197	$195,316

Community Health Systems, Inc. Non-Extended Delayed Draw	2.561%	07/25/14	11	10,843

DJO Finance, LLC New Term Loan B	3.246%	05/20/14	1,364	1,357,631

Genoa Healthcare Group, LLC Term Loan B	5.500%	08/10/12	847	824,769

Gentiva Health Services, Inc. New Term Loan B	4.750%	08/17/16	1,919	1,936,173

Harlan Sprague Dawley, Inc. Term Loan B	3.790%	07/11/14	3,049	2,854,990

HCA, Inc. Extended Term Loan B2	3.557%	03/31/17	1,697	1,695,821

IMS Health, Inc. New Term Loan B	4.500%	08/25/17	2,541	2,559,541

Manor Care, Inc. Term Loan B	4.750%	12/22/14	1,041	1,040,680

National Renal Institutes, Inc. Term Loan(a)	8.500%	03/31/13	394	402,630

Rehabcare Group, Inc. Term Loan B	6.000%	11/24/15	2,755	2,760,485

Rural/Metro Operating Co., LLC Term Loan B	6.150%	11/24/16	647	652,467

Skilled Healthcare Group, Inc. Term Loan B	5.250%	04/08/16	1,431	1,435,576

Sun Healthcare Group Inc. New Term Loan B	7.500%	10/15/16	1,268	1,277,864

Surgical Care Affiliates, Inc. Term Loan	2.307%	12/29/14	1,575	1,534,152

United Surgical Partners, International Inc. Delayed Draw Term Loan	2.250%	04/21/14	466	461,350

United Surgical Partners, International Inc. Term Loan B	2.280%	04/19/14	2,467	2,441,522

Universal Health Services, Inc. New Term Loan B	4.000%	11/15/16	5,812	5,851,081

				38,218,380

Home Furnishings–0.7%
Brown Jordan International, Inc. Term Loan	6.270%	04/30/12	981	961,794

Hunter Fan Co. Second Lien Term Loan	7.010%	10/16/14	471	408,235

Mattress Holdings Corp. Term Loan B	2.560%	01/18/14	427	405,497

National Bedding Co. LLC Second Lien Term Loan	5.313%	02/28/14	1,380	1,359,684

Quality Home Brands Holdings, LLC Cash Pay Term Loan(a)	9.500%	06/30/14	1,006	568,121

Quality Home Brands Holdings, LLC PIK Term Loan(a)	11.250%	06/30/14	931	526,214

				4,229,545

Industrial Equipment–1.1%
Bucyrus International, Inc. Term Loan C	4.250%	02/19/16	493	494,080

JMC Steel Group, Inc. Term Loan	4.750%	04/03/17	538	540,850

Manitowoc Co., Inc. Term Loan B	8.000%	11/06/14	514	517,421

Matthew Warren Industries, Inc. Acquisition Term Loan	7.250%	11/01/13	178	146,511

Matthew Warren Industries, Inc. Term Loan	7.250%	11/01/13	1,393	1,143,706

Mold-Masters Luxembourg Holdings S.A. Mold Masters Term Loan	3.813%	10/11/14	2,704	2,512,917

Polypore, Inc. Incremental Term Loan	2.250%	07/03/14	1,327	1,317,875

				6,673,360

Insurance–2.0%
Alliant Holdings I, Inc. Term Loan B	3.307%	08/21/14	2,784	2,759,402

Alliant Holdings I, Inc. Term Loan D	6.750%	08/21/14	1,061	1,065,921

AmWins Group, Inc. First Lien Term Loan	2.820%	06/08/13	1,688	1,678,281

C.G. JCF Corp. Term Loan	3.250%	08/01/14	386	382,146

HMSC Corp. Second Lien Term Loan	5.746%	10/03/14	444	322,222

Sedgwick CMS Holdings, Inc. Second Lien Term Loan	9.000%	05/26/17	1,500	1,511,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Insurance–(continued)

Sedgwick CMS Holdings, Inc. New Term Loan	5.000%	12/30/16	$1,656	$1,660,083

USI Holdings Corp. Term Loan	2.750%	05/05/14	2,883	2,875,457

				12,254,762

Leisure Goods/Activities/Movies–2.9%
24 Hour Fitness Worldwide, Inc. New Term Loan	6.750%	04/22/16	2,942	2,929,506

Alpha D2 Ltd. Second Lien Term Loan (United Kingdom)	3.960%	06/30/14	1,167	1,131,060

Alpha D2 Ltd. Term Loan B (United Kingdom)	2.707%	12/31/13	517	507,415

Alpha D2 Ltd. Term Loan B2 (United Kingdom)	2.707%	12/31/13	350	342,745

Bombardier Recreational Products, Inc. Term Loan (Canada)	2.810%	06/28/13	623	618,344

Cedar Fair, L.P. New Term Loan B	4.000%	12/15/17	626	629,972

Fender Musical Instruments Corp. Delayed Draw Term Loan	2.510%	06/09/14	792	761,919

Fender Musical Instruments Corp. Term Loan B	2.500%	06/09/14	1,563	1,503,762

Hicks Sports Group LLC(e)	11.651%	06/30/11	86	86,939

Live Nation Entertainment, Inc. Term Loan B	4.500%	11/07/16	2,360	2,372,010

Playcore Wisconsin, Inc. Tranche B	2.750%	02/21/14	558	519,154

Regal Cinemas, Inc. Term Loan B	3.557%	08/23/17	1,084	1,087,798

SABRE, Inc. Term Loan B	2.270%	09/30/14	3,847	3,629,240

Travelport, LLC Extended Term Loan B	4.963%	08/21/15	532	527,566

Travelport, LLC Tranche S Term Loan	4.807%	08/21/15	70	69,042

Universal City Development Partners, Ltd. New Term Loan B	5.500%	11/06/14	467	470,067

				17,186,539

Lodging & Casinos–7.2%
BLB Worldwide Holdings, Inc. Term Loan	8.500%	11/05/15	1,594	1,605,312

Boyd Gaming Corp. Extended Revolver	1.839%	12/17/15	2,085	1,915,825

Boyd Gaming Corp. Revolver	3.711%	05/24/12	3,000	2,918,430

Cannery Casino Resorts, LLC Second Lien Term Loan	4.504%	05/16/14	2,500	2,275,000

Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.504%	05/20/13	1,573	1,547,739

Cannery Casino Resorts, LLC Term Loan B	4.504%	05/17/13	1,902	1,871,565

CCM Merger, Inc. New Term Loan B	7.000%	03/01/17	3,227	3,273,167

Chester Downs and Marina, LLC Incremental Term Loan	12.375%	07/29/16	176	180,581

Golden Nugget, Inc. New Delayed Draw Term Loan(a)	3.250%	06/30/14	432	378,663

Golden Nugget, Inc. Term Loan B(a)	3.250%	06/30/14	759	665,220

Harrah’s Operating Co., Inc. Term Loan B1	3.303%	01/28/15	2,603	2,424,806

Harrah’s Operating Co., Inc. Term Loan B2	3.303%	01/28/15	4,591	4,277,194

Harrah’s Operating Co., Inc. Term Loan B3	3.300%	01/28/15	6,044	5,631,402

Isle of Capri Casinos, Inc. New Term Loan B	4.750%	11/01/13	1,920	1,932,858

Las Vegas Sands LLC/Venetian Casino Extended Delayed Draw Term Loan	3.000%	11/23/16	14	14,162

Las Vegas Sands LLC/Venetian Casino Extended Delayed Draw Term Loan 2	3.000%	11/23/15	1,271	1,243,474

Las Vegas Sands LLC/Venetian Casino Extended Term Loan B	3.000%	11/23/16	2,504	2,449,494

Magnolia Hill, LLC Delayed Draw Term Loan	3.504%	10/30/13	528	472,400

Magnolia Hill, LLC Term Loan	3.500%	10/30/13	1,502	1,344,523

VML US Finance, LLC Delayed Draw Term Loan B	4.790%	05/25/12	2,855	2,859,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Lodging & Casinos–(continued)

VML US Finance, LLC New Project Term Loan	4.790%	05/27/13	$4,054	$4,061,099

VML US Finance, LLC Term Loan B	4.790%	05/27/13	159	158,964

				43,501,299

Nonferrous Metals/Minerals–0.8%
Novelis, Inc. New Term Loan B	4.000%	03/10/17	3,234	3,245,822

Walter Energy, Inc. Term Loan B	4.000%	04/02/18	1,721	1,737,686

				4,983,508

Oil & Gas–1.9%
Big West Oil, LLC New Term Loan	7.000%	03/31/16	592	600,367

CCS Income Trust Tranche B Term Loan	3.304%	11/14/14	1,689	1,607,483

Citgo Petroleum Corp. Term Loan B	8.000%	06/24/15	706	735,495

Dynegy Holdings, Inc. Synthetic Letter of Credit	4.000%	04/02/13	1,852	1,840,449

Dynegy Holdings, Inc. Term Loan B	4.000%	04/02/13	147	146,262

Obsidian Natural Gas Trust Term Loan	7.000%	11/02/15	1,412	1,436,964

Ram Energy Resources, Inc. Second Lien Term Loan(a)	11.000%	09/13/16	1,550	1,534,403

Western Refining, Inc. New Term Loan B	7.500%	03/15/17	2,292	2,314,050

Willbros United States Holdings, Inc. Term Loan B	9.500%	06/30/14	1,389	1,394,415

				11,609,888

Publishing–4.4%
Cengage Learning Acquisitions, Inc. Term Loan	2.500%	07/03/14	7,373	7,077,112

Cengage Learning Acquisitions, Inc. Tranche 1 Incremental	7.500%	07/03/14	982	990,919

Clarke American Corp. Term Loan B	2.790%	06/30/14	2,279	2,174,594

Cygnus Business Media, Inc. Term Loan(a)	9.750%	06/30/13	1,791	1,119,666

Endurance Business Media, Inc. First Lien Term Loan	6.500%	12/15/14	1,658	538,732

F&W Media, Inc. Term Loan	7.750%	06/09/14	2,297	2,044,239

Gatehouse Media Operating, Inc. Delayed Draw Term Loan	2.250%	08/28/14	52	23,437

Gatehouse Media Operating, Inc. Term Loan B	2.250%	08/28/14	139	62,777

Getty Images, Inc. New Term Loan	5.250%	11/07/16	3,024	3,051,877

Knowledgepoint 360 Group, LLC First Lien Term Loan	3.570%	04/14/14	872	697,919

MC Communications, LLC Term Loan(a)	6.750%	12/31/12	2,749	549,826

MediaNews Group New Term Loan	8.500%	03/19/14	553	554,270

MediMedia USA, Inc. Term Loan B	2.570%	10/05/13	1,433	1,409,229

Nelson Education Ltd. Term Loan (Canada)	2.807%	07/05/14	801	734,961

Network Communications, Inc. Term Loan	5.472%	11/30/12	2,070	1,438,688

Tribune Co. Term Loan B(b)(c)	5.250%	06/04/14	3,828	2,676,003

Yell Group PLC New Term Loan B1 (United Kingdom)	3.996%	07/31/14	3,320	1,358,989

				26,503,238

Radio & Television–6.6%
Barrington Broadcasting Group LLC Term Loan	4.550%	08/12/13	537	520,734

Citadel Broadcasting Corp. New Term Loan B	4.250%	12/30/16	706	707,459

Clear Channel Communication Term Loan B	3.896%	01/28/16	7,115	6,280,606

CMP KC, LLC Revolver(b)(d)	6.250%	05/03/10	2,557	383,545

CMP KC, LLC Term Loan(b)	6.250%	05/03/11	4,856	728,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Radio & Television–(continued)

CMP Susquehanna Corp. Term Loan	2.250%	05/05/13	$4,851	$4,785,240

Cumulus Media, Inc. Term Loan B(f)	3.996%	06/11/14	1,329	1,320,636

Foxco Acquisition Sub, LLC Term Loan B	4.750%	07/14/15	2,694	2,698,464

High Plains Broadcasting Operating Co. LLC Term Loan	9.000%	09/14/16	544	547,696

Multicultural Radio Broadcasting, Inc. Second Lien Term Loan	6.004%	06/18/13	2,750	1,993,750

Multicultural Radio Broadcasting, Inc. Term Loan	3.000%	12/18/12	1,010	926,146

NEP II, Inc. Extended Term Loan B2	3.560%	02/16/17	2,332	2,331,888

Newport Television, LLC Term Loan B	9.000%	09/14/16	1,987	1,998,628

Univision Communications, Inc. Extended Term Loan	4.496%	03/31/17	11,435	11,179,409

Weather Channel New Term Loan B	4.250%	02/13/17	3,414	3,444,473

				39,847,112

Retailers (except food & drug)–3.8%
AMSCAN Holdings, Inc. Term Loan B	6.750%	12/04/17	3,111	3,135,024

Educate, Inc. Term Loan	8.500%	06/16/14	1,415	1,379,436

FTD, Inc. Term Loan B	6.750%	08/26/14	468	470,423

Guitar Center, Inc. Extended Term Loan	5.560%	04/10/17	2,870	2,785,374

Gymboree Corp. New Term Loan	5.000%	02/23/18	1,607	1,608,383

J Crew Group, Inc. New Term Loan B	4.750%	03/07/18	3,420	3,415,057

Michaels Stores, Inc. Term Loan B2	4.830%	07/31/16	742	745,502

Neiman Marcus Group, Inc. Extended Term Loan B2	4.310%	04/06/16	5,613	5,631,046

Petco Animal Supplies, Inc. New Term Loan	4.500%	11/24/17	2,568	2,579,509

Savers, Inc. New Term Loan B	4.250%	03/03/17	1,047	1,055,020

				22,804,774

Steel–0.3%
Wire Rope Corp. of America, Inc. Term Loan	5.250%	02/10/14	1,921	1,924,086

Surface Transport–1.6%
Avis Budget Car Rental, LLC New Term Loan	5.750%	04/19/14	659	662,850

JHCI Acquisition, Inc. First Lien Term Loan	2.770%	06/19/14	457	430,960

Hertz Corp. New Synthetic LC	3.750%	03/09/18	1,232	1,211,097

Hertz Corp. Term Loan B	3.750%	03/09/18	4,327	4,338,806

Kenan Advantage Group, Inc. New Term Loan	5.500%	06/10/16	1,629	1,643,576

Swift Transportation Co. Inc. Term Loan B	6.000%	12/21/16	1,540	1,551,811

				9,839,110

Telecommunications–5.6%
Avaya, Inc. Extended Term Loan B3	4.811%	10/26/17	2,570	2,509,393

Avaya, Inc. Term Loan	3.061%	10/24/14	1,849	1,793,696

Fairpoint Communications, Inc. New Term Loan B	6.500%	01/22/16	6,439	6,224,752

Global Tel*link Corp. New Term Loan B	5.000%	11/10/16	2,399	2,403,326

Hawaiian Telcom Communications, Inc. Exit Term Loan	9.000%	11/01/15	856	875,040

Level 3 Communications, Inc. Add on Term Loan	11.500%	03/13/14	2,141	2,294,857

Level 3 Communications, Inc. Tranche A Term Loan	2.553%	03/13/14	4,500	4,377,015

MetroPCS Wireless, Inc. New Term Loan B	4.060%	03/15/18	834	836,855

NTELOS, Inc. New Term Loan B	4.000%	08/07/15	1,698	1,703,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Telecommunications–(continued)

Syniverse Holdings, Inc. Term Loan B	5.250%	12/21/17	$1,938	$1,950,430

TowerCo Finance, LLC Term Loan B	5.250%	02/02/17	3,392	3,417,388

West Corp. Term Loan B5	4.620%	07/15/16	2,233	2,245,533

Yankee Cable Acquisition, LLC Term Loan B1	6.500%	08/26/16	2,987	3,003,223

				33,635,387

Utilities–6.3%
BRSP, LLC Term Loan B	7.500%	06/04/14	3,805	3,833,202

Calpine Corp. New Term Loan	4.500%	04/02/18	5,726	5,757,305

FirstLight Power Resources, Inc. Second Lien Term Loan	4.813%	05/01/14	2,400	2,286,000

FirstLight Power Resources, Inc. Term Loan B	2.813%	11/01/13	1,993	1,975,090

Great Point Power, LLC Term Loan B1	5.500%	03/10/17	812	814,993

Mach Gen, LLC Letter of Credit	2.307%	02/22/13	404	377,457

NRG Energy, Inc. Extended Letter of Credit	3.557%	08/31/15	1,345	1,356,190

Primary Energy Operations, LLC New Term Loan	6.500%	10/23/14	3,054	3,040,670

Texas Competitive Electric Holdings Co., LLC Delayed Draw Term Loan	3.760%	10/10/14	7,733	6,467,671

Texas Competitive Electric Holdings Co., LLC Term Loan B1	3.759%	10/10/14	3,225	2,722,367

Texas Competitive Electric Holdings Co., LLC Term Loan B2	3.780%	10/10/14	6,282	5,302,652

Texas Competitive Electric Holdings Co., LLC Term Loan B3	3.760%	10/10/14	2,937	2,473,299

TPF Generation Holdings, LLC Second Lien Term Loan C	4.557%	12/15/14	1,333	1,280,833

				37,687,729

Total Variable Rate** Senior Loan Interests–113.7%				683,920,274

Notes–3.9%
Airlines–0.1%
Continental Airlines, Inc.(f)	6.750%	09/15/15	610	619,150

Building & Development–0.0%
Realogy Corp.	4.460%	02/15/19	291	285,544

Chemicals & plastics–1.1%
Lyondell Chemical Co.	11.000%	05/01/18	5,168	5,816,688

Wellman, Inc.(a)	5.000%	01/29/19	874	594,434

				6,411,122

Containers & glass products–0.3%
Berry Plastics Group, Inc.(g)	5.053%	02/15/15	1,600	1,596,000

Ecological services & equipment–0.1%
Environmental Systems Products Holdings, Inc.	18.000%	03/31/15	447	447,266

Forest products–0.2%
Verso Paper Holding LLC(g)	4.054%	08/01/14	1,333	1,309,673

Health care–0.5%
Apria Healthcare Group, Inc.	11.250%	11/01/14	3,000	3,243,750

Lodging & casinos–0.6%
Harrah’s Operating Escrow LLC(f)	11.250%	06/01/17	3,462	3,951,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Prime Income Trust

			Principal
		Stated	Amount
Borrower	Coupon	Maturity*	(000)	Value

Utility–1.0%
Calpine Corp.	7.500%	02/15/21	$3,027	$3,151,945

Calpine Corp.	7.875%	01/15/23	2,566	2,681,690

				5,833,635

Total Notes–3.9%				23,697,148

			Shares
Preferred Stock(h)–0.0%
Ecological Services & Equipment–0.0%
Environmental Systems Products Holdings, Inc. (Acquired 09/12/07, Cost $0)			1,706	259,312

Financial Intermediaries–0.0%
RJO Holdings Corp. (Acquired 01/13/11, Cost $0)			259	0

Total Preferred Stock–0.0%				259,312

Common Stocks(h)–1.7%
Building & Development–0.3%
Axia Acquisition Corp.(f)			108	270,800

Contech Construction Products, Inc.			96,800	0

Newhall holding Co., LLC			334,648	481,893

Rhodes Homes			1,038,734	259,684

WCI Communities, Inc.			4,575	411,750

				1,424,127

Chemicals & Plastics–0.0%
LyondellBasell Industries Class A			3,357	132,769

Wellman Holdings, Inc.			810	0

				132,769

Construction Materials–0.1%
Building Materials Holding Corp.(f)			338,908	355,854

Consumer Sundries–0.5%
Marietta Intermediate Holding Corp.
(Acquired 12/22/04, Cost $906,499)			1,192,873	978,156

World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363)			52,654	2,072,461

				3,050,617

Containers & Packaging–0.0%
Nexpak Holdings LLC (Acquired 01/01/05, Cost $6,411,681)			70	0

Cosmetics/Toiletries–0.0%
Natural Products Group, Inc.(f)			4,893	9,785

Ecological Services & Equipment–0.1%
Environmental Systems Products Holdings, Inc. (Acquired 09/12/07, Cost $0)			7,453	819,830

Financial Intermediaries–0.0%
RJO Holdings Corp. (Acquired 01/13/11, Cost $0)	$3,875	$0

Home Furnishings–0.0%
Generation Brands LLC (Acquired 02/01/10, Cost $0)	1,835	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Prime Income Trust

	Shares	Value

Leisure Equipment & Products–0.0%
MEGA Brands, Inc. (Canada)(f)	391,525	$220,158

Leisure Goods/Activities/Movies–0.6%
Metro-Goldwyn-Mayer Studios, Inc.	145,791	3,327,680

Lodging & Casinos–0.1%
Wembley, Inc., Class A	54,916	549,160

Wembley, Inc., Class B	2,333	18,667

		567,827

Oil & Gas–0.0%
Vitruvian Exploration LLC	28,650	297,244

Publishing–0.0%
CommerceConnect Media Holdings (Acquired 09/29/09, Cost $563,883)	2,650	0

Endurance Business Media, Inc.	3,425	34,251

F&W Media, Inc.	7,895	987

MC Acquisitions Corp. (Acquired 07/02/09, Cost $0)	517,761	0

SuperMedia, Inc.	2,908	18,146

		53,384

Total Common Stocks–1.7%		10,259,275

Warrants(h)–0.0%
Radio & Television–0.0%
Cumulus Media, Inc. (Acquired 01/14/10, Cost $0)	2,637	8,359

Publishing–0.0%
F&W Media, Inc.(f)	1,666	207

Total Warrants–0.0%		8,566

Total Long-Term Investments–119.3% (Cost $770,137,633)		$718,144,575

	Principal
	Amount
	(000)
Repurchase Agreement–1.9%
State Street Bank (0.01%, dated 03/31/11, due 04/01/11; proceeds $11,462,275; fully collateralized by Government Obligations at the date of this Portfolio Investment as follows: U.S. Treasury Notes 1.38% due 05/15/13; valued at $11,695,377) (Cost $11,462,272)	$11,462	$11,462,272

TOTAL INVESTMENTS–121.2% (Cost $781,599,905)		729,606,847

BORROWINGS–(12.6)%		(76,000,000)

OTHER ASSETS LESS LIABILITIES–(8.6)%		(51,926,655)

NET ASSETS–100.0%		$601,680,193

Notes to Schedule of Investments:

(a)	All or portion of this security is payment-in-kind.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2011 was $5,653,950, which represented 0.94% of the Fund’s Net Assets.
(c)	This borrower has filed for protection in federal bankruptcy court.
(d)	The borrower is in the process of restructuring or amending the terms of this loan.
(e)	All or a portion of this security is designated in connection with unfunded loan commitments. See Note 8.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011, was $6,747,599 which represented 1.12% of the Trust’s Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.
(h)	Non-income producing securities acquired through the restructuring of senior loans.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Prime Income Trust

*	Senior Loans in the Trust’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust’s portfolio may be substantially less than the stated maturities shown.
**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan. The stated coupon rates reflect the weighted average rate of the outstanding contracts for each loan as of March 31, 2011.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Prime Income Trust

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:

Total investments, at value (Cost $781,599,905)	$729,606,847

Receivables for:
Investments sold	15,029,213

Interest and fees	2,572,396

Trust shares sold	1,733,145

Unrealized appreciation of swap agreements	5,302

Expenses absorbed	37,129

Prepaid expenses	278,623

Total assets	749,262,655

Liabilities:
Payables:
Borrowings	76,000,000

Investments purchased	68,290,229

Income distributions	2,273,432

Trust shares repurchased	125,430

Accrued fees to affiliates	17,621

Unrealized depreciation on unfunded commitments	128,689

Accrued other operating expenses	473,741

Accrued interest, facilities and maintenance expenses	208,082

Trustees’ deferred compensation and retirement plans	65,238

Total liabilities	147,582,462

Net assets	$601,680,193

Net assets consist of:
Shares of beneficial interest	$1,163,396,557

Undistributed net investment income (loss)	(4,161,580)

Unrealized appreciation (depreciation)	(52,048,945)

Undistributed net realized gain (loss)	(505,505,839)

Net assets	$601,680,193

Shares outstanding, $0.01 par value per share with an unlimited number of shares authorized:
Shares outstanding	78,377,207

Net asset value per share	$7.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Prime Income Trust

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Interest	$17,496,216

Other	1,819,533

Total income	19,315,749

Expenses:
Advisory fees	2,754,388

Interest, facilities and maintenance fees	665,909

Custodian fees	326,595

Reports to shareholders	260,757

Administrative services fees	773,439

Trustees’ and officers’ fees and benefits	21,920

Other	86,226

Total expenses	4,889,234

Less: Fees waived and/or expenses reimbursed	139,568

Net expenses	4,749,666

Net investment income	14,566,083

Realized and unrealized gain (loss):
Realized gain (loss):
Investments	(5,300,152)

Swap agreements	(4,583)

Net realized gain (loss)	(5,304,735)

Unrealized appreciation (depreciation):
Beginning of the period	(86,310,330)

End of the period:
Investments	(51,993,058)

Swap agreements	72,802

Unfunded commitments	(128,689)

(52,048,945)

Net unrealized appreciation during the period	34,261,385

Net realized and unrealized gain	28,956,650

Net increase in net assets from operations	$43,522,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Prime Income Trust

Statement of Changes in Net Assets

For the six months ended March 31, 2011 and the year ended September 30, 2010
(Unaudited)

	Six months
	ended	Year ended
	March 31,	September 30,
	2011	2010
Operations:
Net investment income	$14,566,083	$33,754,457

Net realized gain (loss)	(5,304,735)	(28,619,360)

Net unrealized appreciation during the period	34,261,385	66,483,847

Change in net assets from operations	43,522,733	71,618,944

Distributions from net investment income	(16,091,765)	(33,762,041)

Net decrease from transactions in shares of beneficial interest	(56,160,977)	(113,914,984)

Total increase (decrease) in net assets	(28,730,009)	(76,058,081)

Net assets:
Beginning of the period	630,410,202	706,468,283

End of the period (including undistributed net investment income (loss) of $(4,161,580) and $(2,635,898), respectively)	$601,680,193	$630,410,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Prime Income Trust

Statement of Cash Flows

For the six months ended March 31, 2011
(Unaudited)

Net increase in net assets from operations	$43,522,733

Adjustments to reconcile net increase in net assets resulting from investment operations to net cash provided by operating activities:
Purchases of investments	(397,952,863)

Proceeds from sales of investments	453,745,906

Net sales of short-term investments	3,349,529

Amortization of loan fees	1,677,878

Net loan fees	(225,412)

Accretion of discounts	(3,198,247)

Net realized loss on investments	5,300,152

Net change in unrealized appreciation on investments	(34,338,555)

Decrease in interest and fees receivable and other assets	489,109

Increase in accrued expenses and other payables	92,979

Decrease in accrued interest, facilities and maintenance expense	(116,769)

Net change in unrealized appreciation on swap agreements	11,163

Net change in unrealized depreciation on unfunded commitments	(22,326)

Net cash provided by operating activities	72,335,277

Cash flows provided by (used in) financing activities:
Proceeds from shares sold	21,864,562

Net proceeds and repayments from borrowings	478,472

Payments on shares repurchased	(80,279,043)

Distributions paid	(14,399,268)

Net cash provided by (used in) financing activities	(72,335,277)

Net increase (decrease) in cash	—

Cash and cash equivalents at beginning of the period	—

Cash and cash equivalents at end of the period	$—

Supplemental disclosures of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$782,678

Non-cash interest received during the period	$473,898

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Prime Income Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company. As part of Invesco’s June 1, 2010 acquisition of Morgan Stanley’s retail asset management business (the “Transaction”) the Trust name changed its name from Morgan Stanley Prime Income Trust to Invesco Prime Income Trust.
  The Trust’s investment objective is to provide a high level of current income consistent with the preservation of capital.
  The Trust offers and sells its shares to the public on a continuous basis. The Trust is authorized to make monthly repurchases for a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

21        Invesco Prime Income Trust

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
The Trust allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Trust allocates income to a class based on the relative value of the settled shares of each class.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

22        Invesco Prime Income Trust

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Repurchase Agreements — The Trust may enter into repurchase agreements. Collateral on repurchase agreements, including the Trust’s pro-rata interest in joint repurchase agreements, is taken into possession by the Trust upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Trust’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Trust might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.	Swap Agreements — The Trust may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Trust as a protection buyer would cease paying its fixed payment, the Trust would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Trust. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Trust as a protection seller would cease to receive the fixed payment stream, the Trust would pay the buyer “par value” or the full notional value of the referenced obligation, and the Trust would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold

23        Invesco Prime Income Trust

in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Trust receives the fixed payment over the life of the agreement. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Trust accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Trust segregates liquid securities having a value at least equal to the amount of the potential obligation of a Trust under any swap transaction. The Trust’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Trust and the counterparty and by the posting of collateral by the counterparty to cover the Trust’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Industry Concentration — To the extent that the Trust is concentrated in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
O.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.	Other Risks — The Trust may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Trust invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a Corporate Loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the

24        Invesco Prime Income Trust

receipt and processing of payments due to the Trust under the Corporate Loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of the Trust’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.90%

Next $1.0 billion	0.85%

Next $1.0 billion	0.825%

Next $500 million	0.80%

Over $3 billion	0.775%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below)to 1.32%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. For the six months ended March 31, 2011, the Adviser waived and/or reimbursed expenses of $139,568.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended March 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Trust. The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Trust are distributed by Invesco Distributors, Inc. (“IDI”). Pursuant to a Distribution Agreement between the Trust, the Adviser and IDI, the Adviser compensates IDI at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Adviser will compensate IDI at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers.
  For the six months ended March 31, 2011, the Adviser has informed the Trust that it received $22,020 in early withdrawal charges.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs

25        Invesco Prime Income Trust

reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between levels.

	Level 1	Level 2	Level 3	Total

Investments In An Asset Position
Variable Rate Senior Loan Interests	$—	$680,866,531	$3,053,743	$683,920,274

Notes	—	23,102,714	594,434	23,697,148

Equities	3,761,456	2,627,578	4,138,119	10,527,153

Repurchase Agreements	—	11,462,272	—	11,462,272

Credit Default Swaps	—	5,302	—	5,302

Total Investments in an Asset Position	$3,761,456	$718,064,397	$7,786,296	$729,612,149

NOTE 4—Derivative Investments

The Trust has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements	$5,302	$0

Effect of Derivative Instruments for the six months ended March 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Swap
Agreements*

Realized Gain (Loss)
Credit risk	$(4,583)

Change in Unrealized Appreciation (Depreciation)
Credit risk	$(99,496)

Total	$(104,079)

*	The average notional value of swap agreements outstanding during the period was $5,000,000.

Swap agreements outstanding as of March 31, 2011:

Credit Default Swaps

						Notional			Credit Rating of
	Reference	Buy/Sell	Pay/Receive	Expiration	Implied Credit	Amount	Upfront		Reference
Counterparty	Entity	Protection	Fixed Rate	Date	Spread(a)	(000)	Payments	Value	Entity(b)

Goldman Sachs International	Texas Competitive Electric Holdings Co, LLC	Sell	5.00%	3/20/2012	4.97%	3,000	67,500	5,302	B-

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)	Credit rating as issued by Standard and Poor’s.

26        Invesco Prime Income Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
  During the six months ended March 31, 2011, the Trust paid legal fees of $1,008 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  During the period, the Trust increased its revolving credit and security agreement to $350 million which will expire on the date of reorganization referenced in Note 15. The revolving credit agreement was secured by the assets of the Trust. In connection with this agreement, for the six months ended March 31, 2011, the Trust incurred fees of approximately $665,909, which are included as a component of interest, facilities and maintenance fees on the Statement of Operations. For the six months ended March 31, 2011, the average daily balance of borrowing under the credit agreement was $77,279,720 with a weighted interest rate of 0.35%.

NOTE 7—Repurchase of Shares

The Trust has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Trust’s outstanding shares pursuant to Rule 23c-3(b) of the 1940 Act.
  The Repurchase Offers will be for between 5% and 25% of the Trust’s outstanding shares; however, the Trust’s present intent for monthly offers of 5% of its outstanding shares, (although one or more monthly repurchase offers may be for more than 5% provided that the aggregate percentage of shares subject to repurchase in any three-month period does not exceed 25%.) The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). To accommodate monthly Repurchase Offers, the Trust has shorter notice periods before each offer, shorter repurchase periods and shorter payment periods after each offer. During the six months ended March 31, 2011, the Trust had six monthly Repurchase Offers as follows:

	Percentage of		Percent of
Repurchase Request	Outstanding Shares	Number of	Outstanding Shares
Deadlines	the Trust Offered to Repurchase	Shares Tendered	Tendered

October 15, 2010	5.0%	1,531,356	1.8%

November 19, 2010	5.0	1,913,517	2.3

December 17, 2010	5.0	1,740,406	2.1

January 21, 2011	5.0	1,492,811	1.8

February 18, 2011	5.0	1,996,312	2.5

March 18, 2011	5.0	1,848,747	2.3

NOTE 8—Unfunded Loan Commitments

As of March 31, 2011, the Trust had unrealized (depreciation) on unfunded loan commitments of $(128,689), which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Unfunded	Appreciation
Borrower	Type	Commitments	(Depreciation)

Axia Acquisition Corporation	Revolving Credit Agreement	$375,096	$(28,132)

CB Richard Ellis Services, Inc.	Term Loan	1,731,484	(2,433)

CB Richard Ellis Services, Inc.	Term Loan	2,881,060	(605)

Hicks Sports Group LLC	Term Loan	25,851	258

General Motors Holdings	Revolving Credit Agreement	1,120,010	(96,041)

White Birch Paper Company	Term Loan	308,985	(1,736)

		$6,442,486	$(128, 689)

27        Invesco Prime Income Trust

NOTE 9—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
  At March 31, 2011, there were no interests in Senior Loans purchased by the Trust on a participation basis.

NOTE 10—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of September 30, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2011	$206,184,990

September 30, 2012	111,734,561

September 30, 2017	20,957,914

September 30, 2018	132,418,037

Total capital loss carryforward	$417,295,502

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended March 31, 2011 was $436,656,531 and $456,919,617, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$37,913,286

Aggregate unrealized (depreciation) of investment securities	(97,033,544)

Net unrealized appreciation (depreciation) of investment securities	$(59,120,258)

Cost of investments for tax purposes is $788,727,105.

NOTE 12—Share Information

Transactions in shares of beneficial interest were as follows:

	Shares	Amount

Balance, September 30, 2009	101,547,397	$1,367,223,062

Shares sold	4,743,918	34,285,864

Shares issued to shareholders for reinvestment of dividends	499,593	3,601,856

Shares tendered	(20,979,192)	(151,802,704)

Balance, September 30, 2010	85,811,716	1,253,308,078

Shares sold	2,958,759	22,443,077

Shares issued to shareholders for reinvestment of dividends	237,044	1,797,039

Shares tendered	(10,630,312)	(80,401,093)

Balance, March 31, 2011	78,377,207	$1,197,147,101

28        Invesco Prime Income Trust

NOTE 13—Dividends

The Trust declared the following dividends from net investment income subsequent to March 31, 2011:

Record Date	Payable Date	Amount per Share

Daily	April 29, 2011	$0.037

NOTE 14—Proposed Reorganization

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Trust would transfer all of its assets and liabilities to Invesco Van Kampen Senior Loan Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Trust’s shareholders and was submitted to shareholders for their consideration. As of the issuance date of this report, the Trust had not received sufficient votes to achieve quorum to approve the Agreement.

NOTE 15—Financial Highlights

The following schedule presents financial highlights for one share of beneficial interest of the Trust outstanding throughout the periods indicated.

	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009	2008	2007	2006

Net asset value, beginning of the period	$7.35	(a)	$6.96		$7.33	$8.72	$9.04	$9.12

Net investment income	0.18		0.36		0.36	0.51	0.64	0.59

Net realized and unrealized gain (loss)	0.35		0.39		(0.36)	(1.38)	(0.32)	(0.08)

Total income (loss) from investment operations	0.53		0.75		—	(0.87)	0.32	0.51

Less distributions from net investment income	(0.20)		(0.36)		(0.37)	(0.52)	(0.64)	(0.59)

Net asset value, end of the period	$7.68		$7.35		$6.96	$7.33	$8.72	$9.04

Total return	7.27	%(b)	10.97	%(b)	1.09%	(10.36)%	3.57%	5.74%

Net assets, end of period (000’s omitted)	$601,680		$630,410		$706,468	$876,749	$1,198,860	$1,133,295

Portfolio turnover(c)	62%		45%		75%	45%	65%	62%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waiver and/or expense reimbursements	1.54	%(d)	1.55%		1.53%	1.34%	1.24%	1.26%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees expense	1.32	%(d)

Without fee waivers and/or expense reimbursements	1.58	%(d)	N/A		N/A	N/A	N/A	N/A

Ratio of net investment income to average net assets	4.71	%(d)	4.95%		6.03%	6.31%	7.12%	6.50%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$76,000

Asset coverage per $1,000 unit of senior indebtedness(e)	$8,917

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles general accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for period less than one year, if applicable.
(c)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average net assets applicable to common shares excluding borrowings (000’s omitted) of $620,239.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowing) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
N/A=Not Applicable

29        Invesco Prime Income Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-05898.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov.
Proxy voting information for the predecessor trust prior to its reorganization with the Trust on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor trust.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-CE-PINC-SAR-1   Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:  Invesco Prime Income Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: June 6, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer
Date: June 6, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: June 6, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.